Condensed Consolidated Statements of Stockholders' Deficiency - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance – January 1, 2023	$ (58,995)	$ (52,146)	$ (52,146)	$ (51,677)
Issuance of common stock in connection with registered direct offering		11,211	11,144
Issuance of common stock upon conversion of series H preferred stock			13,008	710
Issuance of stock in connection with the merger of Say Media
Issuance of common stock in connection with professional services				184
Repurchase restricted stock awards in connection with HubPages merger
Issuance of common stock in connection with private placement	12,000			30,490
Repurchase of common stock for Fexy put option	(379)
Issuance of common stock in connection with the acquisition of Fexy Studios			2,000
Issuance of common stock in connection with settlement of liquidated damages		324	369	6,685
Gain upon issuance of common stock in connection with settlement of liquidated damages		46	130	323
Issuance of common stock for restricted stock units
Common stock withheld for taxes	(479)	(1,423)	(1,423)	(4,468)
Issuance of common stock upon exercise of stock options				95
Issuance of common stock in connection with the acquisition of Fexy Studios		2,000		3,141
Reclassification to liability upon modification of common stock option		(68)	(68)
Gain upon forgiveness of liquidated damages with principal stockholder			3,497
Stock-based compensation	1,659	6,734	20,076	33,229
Net Loss	(103,358)	(19,377)	(55,582)	(70,858)
Balance – March 31, 2023	(149,552)	(52,699)	(58,995)	(52,146)
Bridge Media Networks L L C [Member]
Balance – January 1, 2023	12,815	4,669	4,669	0
Contributions	2,443	805	35,302	4,796
Distributions		(2,075)	(17,118)
Net Loss	(2,067)	(1,737)	(10,038)	(127)
Balance – March 31, 2023	13,191	1,662	12,815	4,669
Common Stock [Member]
Balance – January 1, 2023	$ 237	$ 182	$ 182	$ 126
Balance, shares	23,836,706	18,303,193	18,303,193	12,635,591
Issuance of common stock in connection with registered direct offering		$ 30	$ 30
Issuance of common stock in connection with registered direct offering, shares		2,963,918	2,963,918
Issuance of common stock upon conversion of series H preferred stock			$ 20	$ 1
Issuance of common stock upon conversion of series H preferred stock, shares			1,981,128	97,980
Issuance of stock in connection with the merger of Say Media
Issuance of common stock in connection with the merger of SayMedia, shares				7,851
Issuance of common stock in connection with professional services
Issuance of common stock in connection with professional services, shares				14,617
Repurchase restricted stock awards in connection with HubPages merger
Repurchase restricted stock awards in connection with HubPages merger, shares				(26,214)
Issuance of common stock in connection with private placement	$ 56			$ 42
Issuance of common stock in connection with private placement, shares	5,555,555			4,181,603
Repurchase of common stock for Fexy put option	$ (3)
Repurchase of common stock for Fexy put option, shares	(274,692)
Issuance of common stock in connection with the acquisition of Fexy Studios			$ 3
Issuance of common stock in connection with the acquisition of Fexy Studios, shares			274,692
Issuance of common stock in connection with settlement of liquidated damages				$ 5
Issuance of common stock in connection with settlement of liquidated damages, shares		35,486	47,252	505,655
Gain upon issuance of common stock in connection with settlement of liquidated damages
Issuance of common stock for restricted stock units	$ 7	$ 4	$ 4	$ 8
Issuance of common stock for restricted stock units, shares	678,165	397,376	429,528	832,233
Common stock withheld for taxes	$ (3)	$ (2)	$ (2)	$ (4)
Common stock withheld for taxes, shares	(282,171)	(202,382)	(202,382)	(373,394)
Issuance of common stock upon exercise of stock options				$ 1
Issuance of common stock upon exercise of stock option, shares		795	795	96,408
Issuance of common stock in connection with the acquisition of Fexy Studios		$ 3		$ 3
Issuance of common stock in connection with the acquisition of Fexy Studios, shares		274,692	38,582	330,863
Reclassification to liability upon modification of common stock option
Gain upon forgiveness of liquidated damages with principal stockholder
Stock-based compensation
Net Loss
Balance – March 31, 2023	$ 294	$ 217	$ 237	$ 182
Balance, shares	29,513,563	21,773,078	23,836,706	18,303,193
Common Stock To Be Issued [Member]
Balance – January 1, 2023
Balance, shares	2,701	41,283	41,283	49,134
Issuance of common stock in connection with registered direct offering
Issuance of common stock upon conversion of series H preferred stock
Issuance of stock in connection with the merger of Say Media
Issuance of common stock in connection with the merger of SayMedia, shares				(7,851)
Issuance of common stock in connection with professional services
Repurchase restricted stock awards in connection with HubPages merger
Issuance of common stock in connection with private placement
Repurchase of common stock for Fexy put option
Issuance of common stock in connection with the acquisition of Fexy Studios
Issuance of common stock in connection with settlement of liquidated damages
Gain upon issuance of common stock in connection with settlement of liquidated damages
Issuance of common stock for restricted stock units
Common stock withheld for taxes
Issuance of common stock upon exercise of stock options
Issuance of common stock in connection with the acquisition of Fexy Studios
Issuance of common stock in connection with the acquisition of Fexy Studios, shares			(38,582)
Reclassification to liability upon modification of common stock option
Gain upon forgiveness of liquidated damages with principal stockholder
Stock-based compensation
Net Loss
Balance – March 31, 2023
Balance, shares	2,701	41,283	2,701	41,283
Additional Paid-in Capital [Member]
Balance – January 1, 2023	$ 319,421	$ 270,743	$ 270,743	$ 200,410
Issuance of common stock in connection with registered direct offering		11,181	11,114
Issuance of common stock upon conversion of series H preferred stock			12,988	709
Issuance of stock in connection with the merger of Say Media
Issuance of common stock in connection with professional services				184
Repurchase restricted stock awards in connection with HubPages merger
Issuance of common stock in connection with private placement	11,944			30,448
Repurchase of common stock for Fexy put option	(376)
Issuance of common stock in connection with the acquisition of Fexy Studios			1,997
Issuance of common stock in connection with settlement of liquidated damages		324	369	6,680
Gain upon issuance of common stock in connection with settlement of liquidated damages		46	130	323
Issuance of common stock for restricted stock units	(7)	(4)	(4)	(8)
Common stock withheld for taxes	(476)	(1,421)	(1,421)	(4,464)
Issuance of common stock upon exercise of stock options				94
Issuance of common stock in connection with the acquisition of Fexy Studios		1,997		3,138
Reclassification to liability upon modification of common stock option		(68)	(68)
Gain upon forgiveness of liquidated damages with principal stockholder			3,497
Stock-based compensation	1,659	6,734	20,076	33,229
Net Loss
Balance – March 31, 2023	332,165	289,532	319,421	270,743
Retained Earnings [Member]
Balance – January 1, 2023	(378,653)	(323,071)	(323,071)	(252,213)
Issuance of common stock in connection with registered direct offering
Issuance of common stock upon conversion of series H preferred stock
Issuance of stock in connection with the merger of Say Media
Issuance of common stock in connection with professional services
Repurchase restricted stock awards in connection with HubPages merger
Issuance of common stock in connection with private placement
Repurchase of common stock for Fexy put option
Issuance of common stock in connection with the acquisition of Fexy Studios
Issuance of common stock in connection with settlement of liquidated damages
Gain upon issuance of common stock in connection with settlement of liquidated damages
Issuance of common stock for restricted stock units
Common stock withheld for taxes
Issuance of common stock upon exercise of stock options
Issuance of common stock in connection with the acquisition of Fexy Studios
Reclassification to liability upon modification of common stock option
Gain upon forgiveness of liquidated damages with principal stockholder
Stock-based compensation
Net Loss	(103,358)	(19,377)	(55,582)	(70,858)
Balance – March 31, 2023	(482,011)	(342,448)	(378,653)	(323,071)
Retained Earnings [Member] | Bridge Media Networks L L C [Member]
Balance – January 1, 2023	12,815	4,669	4,669	0
Contributions	2,443	805	35,302	4,796
Distributions		(2,075)	(17,118)
Net Loss	(2,067)	(1,737)	(10,038)	(127)
Balance – March 31, 2023	$ 13,191	$ 1,662	$ 12,815	$ 4,669